Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2020
13. Accumulated Other Comprehensive Income (Loss)
Components of accumulated other comprehensive income
The components of accumulated other comprehensive income are as follows:

millions of Canadian dollars	Unrealized (loss) gain on translation of self-sustaining foreign operations	Net change in net investment hedges	(Losses) gains on derivatives recognized as cash flow hedges	Net change on available-for-sale investments	Net change in unrecognized pension and post-retirement benefit costs	Total AOCI
For the year ended December 31, 2020
Balance, January 1, 2020	$253	$4	$(1)	$(1)	$(160)	$95
Other comprehensive income (loss) before reclassifications	(201)	26	-	-	-	(175)
Amounts reclassified from accumulated other comprehensive income loss (gain)	-	-	2	-	(1)	1
Net current period other comprehensive income (loss)	(201)	26	2	-	(1)	(174)
Balance, December 31, 2020	$52	$30	$1	$(1)	$(161)	$(79)

For the year ended December 31, 2019
Balance, January 1, 2019 (1)	$654	$(74)	$(7)	$(1)	$(234)	$338
Other comprehensive income (loss) before reclassifications	(401)	78	3	-	-	(320)
Amounts reclassified from accumulated other comprehensive income loss	-	-	3	-	74	77
Net current period other comprehensive income (loss)	(401)	78	6	-	74	(243)
Balance, December 31, 2019	$253	$4	$(1)	$(1)	$(160)	$95

Reclassifications out of accumulated other comprehensive income (loss)
The reclassifications out of accumulated other comprehensive income (loss) are as follows:

For the	Year ended December 31
millions of Canadian dollars		2020	2019
Affected line item in the Consolidated Financial Statements
Losses on derivatives recognized as cash flow hedges
Foreign exchange forwards	Operating revenue - regulated	$2	$3
Total before tax		2	3
Total net of tax		$2	$3
Net change in unrecognized pension and post-retirement benefit costs
Actuarial losses (gains)	Other income, net	$15	$17
Past service costs (gains)	Other income, net	(1)	(1)
Amounts reclassified into obligations	Pension and post-retirement benefits	(16)	39
Amounts reclassified into obligations	Regulatory assets	-	28
Total before tax		(2)	83
	Income tax recovery (expense)	1	(9)
Total net of tax		$(1)	$74
Total reclassifications out of AOCI, net of tax, for the period		$1	$77